2. LOANS: Schedule of Contractual Maturity of Loans (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Contractual Maturity of Loans

	Direct	Real	Sales
Due In	Cash	Estate	Finance
Calendar Year	Loans	Loans	Contracts
2020	55.20%	14.66%	41.98%
2021	28.94	9.98	27.88
2022	11.03	10.33	16.86
2023	3.80	10.25	9.85
2024	.90	9.52	3.33
2025 & beyond	.13	45.26	.10
	100.00%	100.00%	100.00%